Change of Functional Currency and Presentation Currency - Statement of Comprehensive Income (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CLP ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CLP ($) $ / shares shares
CHANGE OF FUNCTIONAL CURRENCY AND PRESENTATION CURRENCY
Revenues	$ 4,509,547	$ 4,137,511		$ 5,075,058
Other operating income	153,183	87,314		140,080
Revenues and other operating income	4,662,730	4,224,825		5,215,138
Raw materials and consumables used	(2,780,380)	(3,078,782)		(3,566,556)
Contribution Margin	1,882,350	1,146,043		1,648,582
Other work performed by the entity and capitalized	42,339	43,161		47,183
Employee benefits expense	(175,561)	(173,710)		(205,722)
Depreciation and amortization expense	(387,430)	(313,083)		(301,699)
Impairment (loss) reversal recognized in profit or loss	(35,458)	(36,242)		(8,363)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(38,658)	(19,529)		(12,827)
Other expenses, by nature	(276,243)	(251,341)		(253,056)
Operating Income	1,011,339	395,299		914,098
Other gains (losses)	5,801	(310)		264,136
Financial income	71,744	82,949		159,843
Financial costs	(330,272)	(246,450)		(294,160)
Share of profits (losses) of associates and joint ventures accounted for using the equity method	14,967	8,916		6,788
Foreign currency exchange gains (losses)	8,023	(23,027)		(1,020)
Gains or losses from indexed assets and liabilities	13,356	22,066		30,105
Profit (loss) before taxes	794,958	239,443		1,079,790
Income tax expense	(210,059)	(37,011)		(270,163)
Profit (loss)	584,899	202,432		809,627
Profit (loss) attributable to
Profit (loss) attributable to owners of the parent	537,629	153,763		754,195
Profit (loss) attributable to non-controlling interests	47,270	48,669		55,432
Profit (loss)	$ 584,899	$ 202,432		$ 809,627
Basic earnings per share
Basic earnings (loss) per share | $ / shares	$ 0.00777	$ 0.00222		$ 0.0109
Weighted average number of ordinary shares outstanding | shares	69,166,557	69,166,557	69,166,557	69,166,557	69,166,557
Diluted earnings per share
Diluted earnings (loss) per share | $ / shares	$ 0.00777	$ 0.00222		$ 0.0109
Weighted average number of ordinary shares outstanding | shares	69,166,557	69,166,557	69,166,557	69,166,557	69,166,557
As reported
CHANGE OF FUNCTIONAL CURRENCY AND PRESENTATION CURRENCY
Revenues			$ 3,904,732,890		$ 4,262,591,097
Other operating income			82,402,403		117,654,896
Revenues and other operating income			3,987,135,293		4,380,245,993
Raw materials and consumables used			(2,905,568,914)		(2,995,585,459)
Contribution Margin			1,081,566,379		1,384,660,534
Other work performed by the entity and capitalized			40,732,541		39,629,466
Employee benefits expense			(163,937,134)		(172,787,800)
Depreciation and amortization expense			(295,468,978)		(253,399,784)
Impairment (loss) reversal recognized in profit or loss			(34,203,486)		(7,023,888)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9			(18,429,856)		(10,773,445)
Other expenses, by nature			(237,200,190)		(212,543,865)
Operating Income			373,059,276		767,761,218
Other gains (losses)			(291,724)		221,846,937
Financial income			78,282,443		134,253,836
Financial costs			(232,584,262)		(247,067,556)
Share of profits (losses) of associates and joint ventures accounted for using the equity method			8,413,675		5,702,088
Foreign currency exchange gains (losses)			(21,732,058)		(856,350)
Gains or losses from indexed assets and liabilities			20,824,185		25,285,703
Profit (loss) before taxes			225,971,535		906,925,876
Income tax expense			(34,928,564)		(226,912,485)
Profit (loss)			191,042,971		680,013,391
Profit (loss) attributable to
Profit (loss) attributable to owners of the parent			145,112,153		633,455,775
Profit (loss) attributable to non-controlling interests			45,930,818		46,557,616
Profit (loss)			$ 191,042,971		$ 680,013,391
Basic earnings per share
Basic earnings (loss) per share | $ / shares			$ 2.1		$ 9.16
Weighted average number of ordinary shares outstanding | shares		69,166,557	69,166,557	69,166,557	69,166,557
Diluted earnings per share
Diluted earnings (loss) per share | $ / shares			$ 2.1		$ 9.16
Weighted average number of ordinary shares outstanding | shares		69,166,557	69,166,557	69,166,557	69,166,557